Trade and Notes Payable	12 Months Ended
Dec. 31, 2023
Trade and Notes Payable
Trade and Notes Payable

15. Trade and Notes Payable

Trade and notes payable consist of the following:

	As of December 31,
	2022	2023
Trade payable for raw materials	15,410,150	34,839,546
Notes payable(i)	4,614,179	17,030,551
Total	20,024,329	51,870,097
(i)

Certain banks offer supply chain financing channels to the Group’s suppliers. In connection with this program, the Group issues notes to participating suppliers which can elect to assign such notes, at a discount, to the banks for payment at or before the maturity of each note. The maturity of each note is consistent with the original supplier payment terms. The Group incurs insignificant bank service fees in connection with this arrangement. All terms related to the Group’s payment obligations to participating suppliers (which may be assigned to the banks) remain unchanged as part of this program. The outstanding amount of the company’s supply chain financing channels program as of December 31, 2022 and 2023 were RMB55,783 and RMB712,039, respectively.

15. Trade and Notes Payable(Continued)

An aging analysis of the trade and notes payable as at December 31, 2022 and 2023, based on the recognition date, is as follows:

	As of December 31,
	2022	2023
Within 3 months	19,806,395	45,079,655
Between 3 months and 6 months	124,122	6,565,284
Between 6 months and 1 year	31,051	126,799
More than 1 year	62,761	98,359
Total	20,024,329	51,870,097

The trade payable and notes payable are non - interest - bearing and are normally settled on 30 - 180 day terms.